Income Tax - Schedule of Income Tax Provision (Detail) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components Of Income Tax Expense Benefit [Line Items]
Federal, current
State and Local, current
Federal, deferred			(44,562)
State and Local, deferred
Change in valuation allowance			44,562
Income tax provision
LCP Edge Intermediate, Inc. [Member]
Components Of Income Tax Expense Benefit [Line Items]
Federal, current				$ (5,760,000)	$ 2,294,000	$ 2,404,000
State and Local, current				79,000	305,000	938,000
Foreign, current				579,000	755,000
Total current tax expense (benefit)				(5,102,000)	3,354,000	3,342,000
Federal, deferred				(2,690,000)	(3,118,000)	(2,425,000)
State and Local, deferred				(1,499,000)	(1,387,000)	(502,000)
Foreign, deferred				(17,000)	(146,000)	(88,000)
Total deferred tax benefit				(4,206,000)	(4,651,000)	(3,015,000)
Income tax provision	$ (306,000)	$ (2,614,000)		$ (9,308,000)	$ (1,297,000)	$ 327,000